INTANGIBLE ASSETS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Reconciliation of changes in intangible assets and goodwill
Opening net carrying amount	¥ 13,448,304		¥ 13,764,460
Additions	93,654		7,382	¥ 1,155,386
Disposals	(3,639)		(277,715)
Impairment	(196,426)		(416)
Amortization	(377,714)		(459,482)	(338,938)
Business combination			89
Transfer from property, plant and equipment	27,941		434,287
Currency translation differences	(5,244)		(20,301)
Closing net carrying amount	12,986,876	$ 2,037,924	13,448,304	13,764,460
Goodwill.
Reconciliation of changes in intangible assets and goodwill
Opening net carrying amount	3,509,857		3,510,892
Currency translation differences	(342)		(1,035)
Closing net carrying amount	3,509,515		3,509,857	3,510,892
Mining rights
Reconciliation of changes in intangible assets and goodwill
Opening net carrying amount	7,425,833		7,972,911
Additions	91,412
Disposals	(3,639)		(277,715)
Impairment	(11,340)
Amortization	(326,052)		(412,599)
Transfer from property, plant and equipment	17,595		149,544
Currency translation differences	(1,692)		(6,308)
Closing net carrying amount	7,192,117		7,425,833	7,972,911
Mineral exploration rights
Reconciliation of changes in intangible assets and goodwill
Opening net carrying amount	988,374		1,001,332
Impairment	(185,086)
Currency translation differences	(2,225)		(12,958)
Closing net carrying amount	801,063		988,374	1,001,332
Computer software, production quota and others
Reconciliation of changes in intangible assets and goodwill
Opening net carrying amount	1,524,240		1,279,325
Additions	2,242		7,382
Impairment			(416)
Amortization	(51,662)		(46,883)
Business combination			89
Transfer from property, plant and equipment	10,346		284,743
Currency translation differences	(985)
Closing net carrying amount	1,484,181		1,524,240	¥ 1,279,325
Cost
Reconciliation of changes in intangible assets and goodwill
Opening net carrying amount	16,307,282
Closing net carrying amount	16,395,094		16,307,282
Cost | Goodwill.
Reconciliation of changes in intangible assets and goodwill
Opening net carrying amount	3,509,857
Closing net carrying amount	3,509,515		3,509,857
Cost | Mining rights
Reconciliation of changes in intangible assets and goodwill
Opening net carrying amount	9,876,722
Closing net carrying amount	9,972,299		9,876,722
Cost | Mineral exploration rights
Reconciliation of changes in intangible assets and goodwill
Opening net carrying amount	988,374
Closing net carrying amount	984,092		988,374
Cost | Computer software, production quota and others
Reconciliation of changes in intangible assets and goodwill
Opening net carrying amount	1,932,329
Closing net carrying amount	1,929,188		1,932,329
Accumulated amortization and impairment
Reconciliation of changes in intangible assets and goodwill
Opening net carrying amount	(2,858,978)
Closing net carrying amount	(3,408,218)		(2,858,978)
Accumulated amortization and impairment | Mining rights
Reconciliation of changes in intangible assets and goodwill
Opening net carrying amount	(2,450,889)
Closing net carrying amount	(2,780,182)		(2,450,889)
Accumulated amortization and impairment | Mineral exploration rights
Reconciliation of changes in intangible assets and goodwill
Closing net carrying amount	(183,029)
Accumulated amortization and impairment | Computer software, production quota and others
Reconciliation of changes in intangible assets and goodwill
Opening net carrying amount	(408,089)
Closing net carrying amount	(445,007)		¥ (408,089)
Accumulated Impairment | Mineral exploration rights
Reconciliation of changes in intangible assets and goodwill
Closing net carrying amount	¥ (185,000)